Equity (Schedule of Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	$ (13,479)	$ (10,774)
Other comprehensive income (loss) before reclassifications	6,097	489
Amounts reclassified from accumulated other comprehensive loss	(894)	(385)
Other comprehensive income	5,203	104
Balance as of end of period	(8,276)	(10,670)
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	(24)	(107)
Other comprehensive income (loss) before reclassifications	994	813
Amounts reclassified from accumulated other comprehensive loss	(894)	(385)
Other comprehensive income	100	428
Balance as of end of period	76	321
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	(13,455)	(10,667)
Other comprehensive income (loss) before reclassifications	5,103	(324)
Amounts reclassified from accumulated other comprehensive loss
Other comprehensive income	5,103	(324)
Balance as of end of period	$ (8,352)	$ (10,991)